RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Mar. 31, 2022
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISKS

The followings are the percentages of accounts receivable balance of the top five customers over accounts receivable for each segment as at March 31, 2022 and 2021.

Garment manufacturing segment

	March 31, 2022	March 31, 2021
Customer A	85.3%	98.4%
Customer B	11.4%	1.6%
Customer C	3.3%	Nil %

The high concentration as at March 31, 2022 was mainly due to business development of a large distributor of garments. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

Logistics services segment

	March 31, 2022	March 31, 2021
Customer A	19.1%	16.6%
Customer B	8.2%	Nil	%
Customer C	8.2%	Nil	%
Customer D	6.7%	Nil	%
Customer E	5.6%	5.5%

SCHEDULE OF PURCHASES FROM SUPPLIERS

The following tables summarized the percentages of purchases from five largest suppliers of each of the reportable segment purchase for the years ended March 31, 2022 and 2021.

	Year ended
	March 31,
	2022	2021
Garment manufacturing segment	99.3%	98.7%
Logistics services segment	96.4%	49.9%
Property management and subleasing	100.0%	100.0%
Epidemic prevention supplies	100.0%	90.8%